SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	4,351,487
Number exercisable	3,553,662
$2.70 - $4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	1,668,344
Outstanding, Weighted-average remaining contractual life	3 years 9 months
Outstanding, Weighted average exercise price	$ 4.33
Number exercisable	1,668,344
Exercisable, Weighted average exercise price	$ 4.33
Exercise price, minimum	$ 2.7
Exercise price, maximum	$ 4.35
$4.80 - $10.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	72,152
Outstanding, Weighted-average remaining contractual life	5 years 9 months 7 days
Outstanding, Weighted average exercise price	$ 8.23
Number exercisable	67,149
Exercisable, Weighted average exercise price	$ 8.18
Exercise price, minimum	$ 4.8
Exercise price, maximum	$ 10.35
$10.65 - $15.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	251,474
Outstanding, Weighted-average remaining contractual life	6 years 2 months 12 days
Outstanding, Weighted average exercise price	$ 14.43
Number exercisable	201,865
Exercisable, Weighted average exercise price	$ 14.93
Exercise price, minimum	$ 10.65
Exercise price, maximum	$ 15.9
$17.25 - $21.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	804,468
Outstanding, Weighted-average remaining contractual life	5 years 1 month 10 days
Outstanding, Weighted average exercise price	$ 19.8
Number exercisable	85,188
Exercisable, Weighted average exercise price	$ 20.02
Exercise price, minimum	$ 17.25
Exercise price, maximum	$ 21.6
$21.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	466,102
Outstanding, Weighted-average remaining contractual life	3 years 5 months 1 day
Outstanding, Weighted average exercise price	$ 21.75
Number exercisable	460,319
Exercisable, Weighted average exercise price	$ 21.75
Exercise price, maximum	$ 21.75
$22.50 - $23.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	609,138
Outstanding, Weighted-average remaining contractual life	3 years 2 months 12 days
Outstanding, Weighted average exercise price	$ 23.08
Number exercisable	595,988
Exercisable, Weighted average exercise price	$ 23.07
Exercise price, minimum	$ 22.5
Exercise price, maximum	$ 23.85
$24.00 - $29.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	329,126
Outstanding, Weighted-average remaining contractual life	4 years 11 days
Outstanding, Weighted average exercise price	$ 26.82
Number exercisable	324,126
Exercisable, Weighted average exercise price	$ 26.87
Exercise price, minimum	$ 24.0
Exercise price, maximum	$ 29.4
$30.30 - $75.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	150,683
Outstanding, Weighted-average remaining contractual life	3 years 6 months
Outstanding, Weighted average exercise price	$ 38.27
Number exercisable	150,683
Exercisable, Weighted average exercise price	$ 38.27
Exercise price, minimum	$ 30.3
Exercise price, maximum	$ 75.0